Offerings - Offering: 1	Oct. 21, 2024 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $1.33 per share
Maximum Aggregate Offering Price	$ 402,500,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 61,622.75
Offering Note	Note 1.a: Includes offering price of additional shares that the underwriters have the option to purchase. Note 1.b: This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Registration Statement of Atlantic Union Bankshares Corporation (the "Registrant") on Form S-3ASR (File No. 333- 281290) filed on August 6, 2024 in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933.